Investment Risks	May 13, 2026
EA Bridgeway Aggressive Investors ETF | Equity Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
EA Bridgeway Aggressive Investors ETF | Models And Data Risk Member
Prospectus [Line Items]
Risk [Text Block]
Models and Data Risk. The Sub-Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Sub-Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

EA Bridgeway Aggressive Investors ETF | Small-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Company Risk. Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks because small-cap companies may have less management experience, limited financial resources, and minimal product diversification.

EA Bridgeway Aggressive Investors ETF | Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
EA Bridgeway Aggressive Investors ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
EA Bridgeway Aggressive Investors ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s or portfolio managers’ success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Sub-Adviser and the portfolio managers and the skill of the Sub-Adviser and/or portfolio managers in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Sub-Adviser or portfolio managers about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.
EA Bridgeway Aggressive Investors ETF | Risk Of Investing In The U.S Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

EA Bridgeway Aggressive Investors ETF | Foreign Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Companies Risk. Returns on investments in foreign companies could be more volatile than, or trail the returns on, investments in U.S. companies. Investments in foreign companies are subject to special risks, including risks associated with foreign companies generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; and regulatory risks.
EA Bridgeway Aggressive Investors ETF | Environmental, Social, And Governance Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Environmental, Social, and Governance Investing Risk. The Fund’s incorporation of ESG considerations in its investment strategy may cause it to make different investments than a fund that has a similar investment style but does not incorporate such considerations in its strategy. As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

EA Bridgeway Aggressive Investors ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

EA Bridgeway Aggressive Investors ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
EA Bridgeway Aggressive Investors ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
EA Bridgeway Aggressive Investors ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
EA Bridgeway Aggressive Investors ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
EA Bridgeway Aggressive Investors ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
EA Bridgeway Aggressive Investors ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
EA Bridgeway Select Small-Cap Value ETF | Equity Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
EA Bridgeway Select Small-Cap Value ETF | Models And Data Risk Member
Prospectus [Line Items]
Risk [Text Block]
Models and Data Risk. The Sub-Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Sub-Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

EA Bridgeway Select Small-Cap Value ETF | Small-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Company Risk. Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks because small-cap companies may have less management experience, limited financial resources, and minimal product diversification.

EA Bridgeway Select Small-Cap Value ETF | Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
EA Bridgeway Select Small-Cap Value ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
EA Bridgeway Select Small-Cap Value ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s or portfolio managers’ success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Sub-Adviser and the portfolio managers and the skill of the Sub-Adviser and/or portfolio managers in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Sub-Adviser or portfolio managers about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.
EA Bridgeway Select Small-Cap Value ETF | Risk Of Investing In The U.S Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

EA Bridgeway Select Small-Cap Value ETF | Environmental, Social, And Governance Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Environmental, Social, and Governance Investing Risk. The Fund’s incorporation of ESG considerations in its investment strategy may cause it to make different investments than a fund that has a similar investment style but does not incorporate such considerations in its strategy. As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

EA Bridgeway Select Small-Cap Value ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

EA Bridgeway Select Small-Cap Value ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
EA Bridgeway Select Small-Cap Value ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
EA Bridgeway Select Small-Cap Value ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
EA Bridgeway Select Small-Cap Value ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
EA Bridgeway Select Small-Cap Value ETF | Value Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]
Value Stocks Risk. Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued by various value measures may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

EA Bridgeway Select Small-Cap Value ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
EA Bridgeway Select Small-Cap Value ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
EA Bridgeway Ultra-Small Company Market ETF | Equity Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
EA Bridgeway Ultra-Small Company Market ETF | Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
EA Bridgeway Ultra-Small Company Market ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
EA Bridgeway Ultra-Small Company Market ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s or portfolio managers’ success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Sub-Adviser and the portfolio managers and the skill of the Sub-Adviser and/or portfolio managers in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Sub-Adviser or portfolio managers about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.
EA Bridgeway Ultra-Small Company Market ETF | Risk Of Investing In The U.S Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

EA Bridgeway Ultra-Small Company Market ETF | Environmental, Social, And Governance Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Environmental, Social, and Governance Investing Risk. The Fund’s incorporation of ESG considerations in its investment strategy may cause it to make different investments than a fund that has a similar investment style but does not incorporate such considerations in its strategy. As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

EA Bridgeway Ultra-Small Company Market ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

EA Bridgeway Ultra-Small Company Market ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
EA Bridgeway Ultra-Small Company Market ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
EA Bridgeway Ultra-Small Company Market ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
EA Bridgeway Ultra-Small Company Market ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
EA Bridgeway Ultra-Small Company Market ETF | Ultra-Small Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Ultra-Small Company Risk. The market prices of ultra-small company shares typically exhibit greater volatility than small-company shares, and even micro-cap company shares, and much greater volatility than large-company shares. Ultra-small companies often have unpredictable earnings, limited product lines, markets, distribution channels, and financial resources, and the management of such companies may be dependent upon one or few people.
EA Bridgeway Ultra-Small Company Market ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
EA Bridgeway Ultra-Small Company Market ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.